Segment Information and Revenue	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information
5	Segment information and revenue

5.1	Segment information
The Group manages its business by divisions, which are organized by business lines. In view of the fact that the Company and its subsidiaries operate substantially all in the PRC, no geographical segment information is presented.
In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker, Board of Directors, for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise interests in associates and joint ventures, deferred tax assets, cash and cash equivalents, time deposits, and incomes relating to these assets (such as share of net profits/(losses) of associates and joint ventures accounted for using the equity method and interest income), derivative financial assets, borrowings, short-term bonds and interest expenses, derivative financial liabilities, and deferred tax liabilities.
The Group principally operates in five operating segments: synthetic fibres, resins and plastics, intermediate petrochemicals, petroleum products and trading of petrochemical products. Synthetic fibres, resins and plastics, intermediate petrochemicals and petroleum products are produced through intermediate steps from the principal raw material of crude oil. The specific products of each segment are as follows:

(i)
The petroleum products segment is equipped with crude oil refinery facilities used to produce qualified refined gasoline, fuel, diesel oil, heavy oil and liquefied petroleum gas, and provide raw materials for the Group’s downstream petrochemical processing facilities.

(ii)
The intermediate petrochemicals segment primarily produces
p-xylene,
benzene and ethylene oxide. The intermediate petrochemicals produced by the Group are both served as raw materials in the production of other petrochemicals, resins, plastics and synthetic fibres, and sold to external customers.

(iii)
The resins and plastics segment produces primarily polyester chips, polyethylene resins, polypropylene resins and PVA granules. The polyester chips are used to produce polyester fibres, coating and containers. Polyethylene resins and plastics are used to produce insulated cable, mulching films and moulded products such as housewares and toys. Polypropylene resins are used for films, sheets and moulded products such as housewares, toys, consumer electronics and automobile parts.

(iv)	The synthetic fibres segment produces primarily polyester, acrylic fibres and carbon fibres, which are mainly used in the textile and apparel industries.

(v)	The trading of petrochemical products segment is primarily engaged in importing and exporting of petrochemical products. The products are sourced from international and domestic suppliers.

(vi)
Other operating segments represent the operating segments that do not meet the quantitative threshold for determining reportable segments. These include investment property leasing, service provision and a variety of other commercial activities.

2020	Petroleum products RMB’000	Intermediate petrochemicals RMB’000	Resins and plastics RMB’000	Synthetic fibres RMB’000	Trading of petrochemical products RMB’000	Others RMB’000	Total RMB’000
Total segment revenue	49,711,547	19,777,574	9,576,944	1,480,576	12,023,744	1,583,236	94,153,621
Inter segment revenue	(6,631,343)	(11,526,322)	(101,057)	—	(438,634)	(832,690)	(19,530,046)

Revenue from external customers	43,080,204	8,251,252	9,475,887	1,480,576	11,585,110	750,546	74,623,575

Timing of revenue recognition
- At a point in time	43,080,204	8,251,252	9,475,887	1,480,576	11,583,709	750,546	74,622,174
- Over time	—	—	—	—	1,401	—	1,401

	43,080,204	8,251,252	9,475,887	1,480,576	11,585,110	750,546	74,623,575

Segment result – (loss)/profit from operations	(2,198,705)	581,597	1,262,029	(364,211)	42,039	211,015	(466,236)

2021	Petroleum products RMB’000	Intermediate petrochemicals RMB’000	Resins and plastics RMB’000	Synthetic fibres RMB’000	Trading of petrochemical products RMB’000	Others RMB’000	Total RMB’000
Total segment revenue	65,528,687	26,454,844	10,176,285	1,381,443	12,972,922	1,625,705	118,139,886
Inter segment revenue	(10,454,529)	(15,619,770)	(170,255)	(445)	(1,912,789)	(783,606)	(28,941,394)

Revenue from external customers	55,074,158	10,835,074	10,006,030	1,380,998	11,060,133	842,099	89,198,492

Timing of revenue recognition
- At a point in time	55,074,158	10,835,074	10,006,030	1,380,998	11,020,323	842,099	89,158,682
- Over time	—	—	—	—	39,810	—	39,810

	55,074,158	10,835,074	10,006,030	1,380,998	11,060,133	842,099	89,198,492

Segment result – profit/(loss) from operations	2,967,030	(635,155)	52,215	(854,077)	43,729	(141,510)	1,432,232

2022	Petroleum products RMB’000	Intermediate petrochemicals RMB’000	Resins and plastics RMB’000	Synthetic fibres RMB’000	Trading of petrochemical products RMB’000	Others RMB’000	Total RMB’000
Total segment revenue	62,729,318	26,112,700	7,416,830	413,981	12,938,663	1,641,243	111,252,735
Inter segment revenue	(11,575,451)	(15,536,795)	(71,778)	(98)	(922,077)	(703,380)	(28,809,579)

Revenue from external customers	51,153,867	10,575,905	7,345,052	413,883	12,016,586	937,863	82,443,156

Timing of revenue recognition
- At a point in time	51,153,867	10,575,905	7,345,052	413,883	11,917,827	937,863	82,344,397
- Over time	—	—	—	—	98,759	—	98,759

	51,153,867	10,575,905	7,345,052	413,883	12,016,586	937,863	82,443,156

Segment result – profit/(loss) from operations	972	(1,456,647)	(1,252,524)	(1,015,255)	12,838	(132,750)	(3,843,366)

	2020 RMB’000	2021 RMB’000	2022 RMB’000
Segment result – (loss)/profit from operations
Petroleum products	(2,198,705)	2,967,030	972
Intermediate petrochemicals	581,597	(635,155)	(1,456,647)
Resins and plastics	1,262,029	52,215	(1,252,524)
Synthetic fibres	(364,211)	(854,077)	(1,015,255)
Trading of petrochemical products	42,039	43,729	12,838
Others	211,015	(141,510)	(132,750)

(Loss)/profit from operations	(466,236)	1,432,232	(3,843,366)
Finance income – net	332,274	414,569	443,328
Share of profit/(loss) of investments accounted for using the equity method	724,740	874,285	(173,616)

Profit/(loss) before taxation	590,778	2,721,086	(3,573,654)

Other profit and loss disclosures

	2020			2021			2022
	Depreciation and amortization	Impairment loss and credit loss	Inventory write-down	Depreciation and amortization	Impairment loss and credit loss	Inventory write-down	Depreciation and amortization	Impairment loss and credit loss	Inventory write-down
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Petroleum products	(917,637)	—	(138,537)	(975,492)	(94,420)	(782)	(928,687)	—	(37,900)
Intermediate petrochemicals	(465,425)	(55,204)	(15,418)	(523,484)	(297,632)	(136,694)	(414,999)	(215,355)	(248,518)
Resins and plastics	(138,204)	—	(26,382)	(86,183)	(61,242)	(168)	(106,845)	(25,102)	(134,138)
Synthetic fibres	(78,030)	88,550	(39,657)	(132,091)	(135,683)	(13,239)	(140,885)	(51,160)	(104,713)
Trading of petrochemical products	(19,938)	—	(788)	(39,125)	—	—	(35,345)	—	—
Others	(207,905)	—	(106)	(209,333)	(28,392)	—	(186,537)	(9)	—

	(1,827,139)	33,346	(220,888)	(1,965,708)	(617,369)	(150,883)	(1,813,298)	(291,626)	(525,269)

	As at 31 December
	2021 Total assets RMB’000	2022 Total assets RMB’000
Allocated assets
Petroleum products	13,317,338	16,021,111
Intermediate petrochemicals	3,781,785	3,803,989
Resins and plastics	1,395,867	1,359,796
Synthetic fibres	1,919,194	2,734,193
Trading of petrochemical products	1,348,751	1,391,104
Others	2,700,327	2,765,693

Allocated assets	24,463,262	28,075,886

Unallocated assets
Investments accounted for using the equity method	4,088,888	3,504,393
Cash and cash equivalents	5,112,010	889,413
Time deposits with banks	12,968,042	6,498,478
Deferred tax assets	184,143	991,850
Derivative financial assets	81,405	—
Value added tax recoverable	13,322	1,057,463
Others	9,517	119,234
Unallocated assets	22,457,327	13,060,831

Total assets	46,920,589	41,136,717

	As at 31 December
	2021 Total liabilities RMB’000	2022 Total liabilities RMB’000
Allocated liabilities
Petroleum products	9,749,806	8,159,960
Intermediate petrochemicals	1,257,436	801,787
Resins and plastics	1,327,587	1,309,344
Synthetic fibres	490,211	531,455
Trading of petrochemical products	1,257,750	1,370,346
Others	112,876	251,328

Allocated liabilities	14,195,666	12,424,220

Unallocated liabilities
Borrowings	2,259,800	2,250,000
Deferred tax liabilities	33,344	30,895
Derivative financial liabilities	23,804	—
Others	30,577	76,239

Unallocated liabilities	2,347,525	2,357,134

Total liabilities	16,543,191	14,781,354

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Additions to property, plant and equipment, construction in progress, right-of-use assets, other non-current assets
Petroleum products	779,392	708,342	544,806
Intermediate petrochemicals	278,788	1,306,813	1,029,771
Resins and plastics	139,212	44,495	54,220
Synthetic fibres	496,125	1,748,868	1,573,781
Trading of petrochemical products	378,292	71,917	16,603
Others	222,080	234,023	235,406

	2,293,889	4,114,458	3,454,587

5.2	Revenue
The Group’s revenue from external customers are substantially all within Mainland China in 2020, 2021 and 2022. As at 31 December 2021 and 31 December 2022, assets are also substantially all within Mainland China.
Revenue of approximately RMB 52,190,120
 thousand (2020: RMB38,651,385 thousand, 2021: RMB
59,766,489 thousand) are derived from a single customer. These revenues are attributable to the petroleum products and other segments .
Details of concentrations of credit risk arising from these customers are set out in note 3.1(c).